Segment Disclosures - Schedule of Financial Statement Information by Operating Segment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Statement Information by Operating Segment [Line Items]
Net sales	$ 2,051,672	$ 1,974,464	$ 6,050,793	$ 5,623,104	$ 6,906,160	$ 8,564,776
Operating (loss) income	(1,570,110)	(2,613,575)	(6,101,149)	(7,393,075)	(11,950,409)	(14,604,177)
Interest expense	50,195	1,117,606	1,037,268	1,705,659
Depreciation and amortization	186,422	198,208	608,283	614,098	844,457	814,102
Total assets	7,844,202	9,202,743	7,844,202	9,202,743	$ 10,831,754	$ 32,594,971
Corporate [Member]
Schedule of Financial Statement Information by Operating Segment [Line Items]
Net sales
Operating (loss) income	(427,476)	(570,900)	(1,059,650)	(2,294,299)
Interest expense	46,920	(471,506)	398,579	(254,200)
Depreciation and amortization
Total assets	14,865	14,929	14,865	14,929
Cybersecurity [Member]
Schedule of Financial Statement Information by Operating Segment [Line Items]
Net sales	1,044,744	934,861	3,137,138	2,902,247
Operating (loss) income	(1,104,457)	(2,196,637)	(4,880,607)	(5,005,406)
Interest expense	3,275	1,589,112	638,689	1,959,859
Depreciation and amortization	44,928	47,365	195,317	161,575
Total assets	2,098,766	3,361,863	2,098,766	3,361,863
SVC [Member]
Schedule of Financial Statement Information by Operating Segment [Line Items]
Net sales	1,006,928	1,039,603	2,913,655	2,720,857
Operating (loss) income	(38,177)	153,962	(160,892)	(93,370)
Interest expense
Depreciation and amortization	141,494	150,843	412,966	452,523
Total assets	$ 5,730,571	$ 5,825,951	$ 5,730,571	$ 5,825,951